Finance Debt - Additional Information (Detail) Barrels in Thousands, $ in Millions		12 Months Ended
	Jan. 30, 2018 USD ($) Barrels	Dec. 31, 2017 USD ($) Barrels	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from financing		$ 27,075	$ 18,897	$ 17,420
Capital expenditures		109,046	$ 118,126
Repayment of principal and interest		$ 43,076
Capitalization rate used for capitalization borrowing costs		6.16%	5.80%
Production capacity per producing well | Barrels		180
Capital market [member]
Disclosure of detailed information about borrowings [line items]
Capital expenditures		$ 10,218
Domestic Market [Member]
Disclosure of detailed information about borrowings [line items]
Debentures issued		1,577
International banking market [member]
Disclosure of detailed information about borrowings [line items]
Debt service obligations		$ 12,988
Borrowings term		5 years
Matured in 2022 [member] | Capital market [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2022
Matured in 2022 [member] | Domestic Market [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2022
Matured in 2025 [member] | Capital market [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2025
Matured in 2027 [member] | Capital market [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2027
Matured in 2028 [member] | Capital market [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2028
Matured in 2044 [member] | Capital market [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2044
Matured In Two Thousand Twenty Four [member] | Domestic Market [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2024
Global bonds [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		$ 7,569
Premium paid to bond holders		339
Banking loans [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		16,012
Finance debt with export credit agencies [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		913
Financings with BNDES [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest		$ 2,980
China Development Bank [Member]
Disclosure of detailed information about borrowings [line items]
Description of terms of collateral financing agreements		Company's debt is unsecured, but certain specific funding instruments to promote economic development are collateralized. In addition, financing agreements with China Development Bank (CDB) maturing in 2019, 2026 and 2027 are also collateralized based on future oil exports for specific buyers limited to 400 thousand barrels per day up to 2019, 300 thousand barrels per day from 2020 to 2026, and 100 thousand barrels per day in 2027. This collateral may not exceed the amount of the related debt.
Top of range [member] | China Development Bank [Member]
Disclosure of detailed information about borrowings [line items]
Maximum collateral amount pledged		$ 10,815	$ 9,208
Entering into significant commitments or contingent liabilities [member] | China Development Bank [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment of the remaining balance of a financing agreement	$ 2,800
Capital market [member]
Disclosure of detailed information about borrowings [line items]
Capital expenditures		55,560	51,434
Capital market [member] | Old Notes [member]
Disclosure of detailed information about borrowings [line items]
Debentures issued		6,768
Capital market [member] | New Notes [member]
Disclosure of detailed information about borrowings [line items]
Debentures issued		$ 7,597
Capital market [member] | Top of range [member] | Old Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2021
Capital market [member] | Top of range [member] | New Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2028
Capital market [member] | Bottom of range [member] | Old Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2019
Capital market [member] | Bottom of range [member] | New Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2025
Domestic and international banking market [member] | New Notes [member]
Disclosure of detailed information about borrowings [line items]
Debentures issued		$ 4,257
Domestic and international banking market [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2020
Domestic and international banking market [member] | Top of range [member] | New Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2024
Domestic and international banking market [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2018
Domestic and international banking market [member] | Bottom of range [member] | New Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2020
Condition For Year Two Thousand Nineteen [member] | Entering into significant commitments or contingent liabilities [member] | China Development Bank [Member]
Disclosure of detailed information about borrowings [line items]
Production capacity per producing well | Barrels	200
Condition For Year Twenty Twenty to Twenty Twenty Six [member] | Entering into significant commitments or contingent liabilities [member] | China Development Bank [Member]
Disclosure of detailed information about borrowings [line items]
Production capacity per producing well | Barrels	300
Condition For Year Twenty Twenty Seven [member] | Entering into significant commitments or contingent liabilities [member] | China Development Bank [Member]
Disclosure of detailed information about borrowings [line items]
Production capacity per producing well | Barrels	100
Level 1 [member] | Market comparable prices [member]
Disclosure of detailed information about borrowings [line items]
Fair value of finance debt		$ 54,248	46,510
Level 2 [member] | Discounted cash flow [member]
Disclosure of detailed information about borrowings [line items]
Fair value of finance debt		$ 62,373	$ 72,258